Note 7 - Risk Management - Sensitivity to 1% (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sensitivity 1% Foreign Currency
Mexican Peso Foreign Currency	€ 4,900,000	€ 12,700,000	€ 13,000,000
Turkish Lira Foreign Currency	4,500,000	3,100,000	3,000,000
Peruvian Sol Foreign Currency	400,000	1,900,000	1,300,000
Chilenial Peso Foreign Currency	300,000	500,000	700,000
Colombial Peso Foreign Currency	1,400,000	2,600,000	1,900,000
Argentinian Peso Foreign Currency	900,000	1,300,000	(300,000)
US Dollar Foreign Currency	€ 4,300,000	€ 5,900,000	€ 7,300,000